Net Loss Per Share	6 Months Ended
Oct. 13, 2024
Earnings Per Share [Abstract]
Net Loss Per Share
Note 11 – Net Loss Per Share
Basic net loss per share is calculated using the two-class method required for companies with participating securities. The two-class method is an earnings allocation formula under which the Company treats participating securities as having rights to earnings that otherwise would have been available to common shareholders. The Company considers the Redeemable Convertible Preferred Stock to be participating securities as the holders are entitled to receive dividends on an as-if converted basis equal to common stock.
Basic net loss per share is computed by dividing net loss attributable to common stockholders by the weighted average number of common stock outstanding, including issued but unexercised pre-funded warrants outstanding, during the respective periods. As the contingently issuable warrants are contingent upon additional funding under the Oaktree Tranche 2 Loan being received, they have not been included in the calculation of basic net loss per share. Diluted net loss per share is calculated using the more dilutive of either the treasury stock, and if-converted method, as applicable, or the two-class method assuming the participating security is not converted.
The Company did not declare any common stock dividends in the periods presented. The following tables provide the calculation of basic and diluted net loss per share of common stock for the twelve and twenty-four weeks ended October 13, 2024 and October 15, 2023:

	Twelve Weeks Ended		Twenty-Four Weeks Ended
	October 13, 2024	October 15, 2023	October 13, 2024	October 15, 2023
Numerator:
Net loss	(9,310)	(7,283)	(19,316)	(10,329)
Cumulative unpaid dividends on Series I redeemable convertible preferred stock	—	(394)	—	(528)
Change in redemption amount of redeemable convertible preferred stock	—	—	—	(1,423)
Net loss attributable to common stockholders	(9,310)	(7,677)	(19,316)	(12,280)
Earnings allocated to participating securities	—	—	—	—
Net loss available to common stockholders, basic and diluted	(9,310)	(7,677)	(19,316)	(12,280)

Denominator:
Weighted average common shares outstanding, basic	43,099,877	12,066,454	42,905,215	12,094,424
Dilutive awards outstanding	—	—	—	—
Weighted average common shares outstanding, diluted	43,099,877	12,066,454	42,905,215	12,094,424

Loss per share:
Basic	$(0.22)	$(0.64)	$(0.45)	$(1.02)
Diluted	$(0.22)	$(0.64)	(0.45)	$(1.02)
The following table conveys the number of shares that may be dilutive potential common shares in the future. The holders of these shares do not have a contractual obligation to share in the Company’s losses. The Company excluded the following potential common shares, presented based on amounts outstanding at each period end, from the computation of diluted loss per share (in thousands):

	Twelve Weeks Ended		Twenty-Four Weeks Ended
	October 13, 2024	October 15, 2023	October 13, 2024	October 15, 2023
Stock options	4,297	5,269	4,297	5,269
Restricted stock units	173	—	173	—
Restricted stock awards	377	—	377	—
Warrants	23,985	194	23,985	194
Contingently issuable warrants	2,738	141	2,738	141
Preferred Stock (as converted to common stock)	—	24,312	—	24,312
Convertible debt (as converted to common stock)	—	948	—	948
Net Loss Per Share
Basic net loss per share is calculated using the two-class method required for companies with participating securities. The two-class method is an earnings allocation formula under which the Company treats participating securities as having rights to earnings that otherwise would have been available to common shareholders. The Company considers the Redeemable Convertible Preferred Stock to be participating securities as the holders are entitled to receive dividends on an as-if converted basis equal to common stock.
Basic net loss per share is computed by dividing net loss attributable to common stockholders by the weighted average number of common stock outstanding, including issued but unexercised pre-funded warrants outstanding, during the respective periods. As the contingently issuable warrants are contingent upon additional funding under the Oaktree Tranche 2 loan being received, they have not been included in the calculation of basic net loss per share. Diluted net loss per share is calculated using the more dilutive of either the treasury stock and if-converted method, as applicable, or the two-class method assuming the participating security is not converted.
The Company did not declare any common stock dividends in the periods presented. The following tables provide the calculation of basic and diluted net loss per share of common stock for the fiscal years ended April 28, 2024 and April 30, 2023:

	April 28, 2024	April 30, 2023
Numerator:
Net loss	(6,789)	(7,525)
Cumulative unpaid dividends on Series I redeemable convertible preferred stock	(878)	—
Change in redemption amount of redeemable convertible preferred stock	(1,423)	—
Net loss available to common stockholders	(9,090)	(7,525)

Denominator:
Weighted average common shares outstanding, basic	22,317,755	11,480,322
Dilutive awards outstanding	—	—
Weighted average common shares outstanding, diluted	22,317,755	11,480,322

Net loss per share:
Basic	$(0.41)	$(0.66)
Diluted	$(0.41)	$(0.66)
The following table conveys the number of shares that may be dilutive potential common shares in the future. The holders of these shares do not have a contractual obligation to share in the Company’s losses. The Company excluded the following potential common shares, presented based on amounts outstanding at each period end, from the computation of diluted loss per share (in thousands):

	April 28, 2024	April 30, 2023
Stock options	4,692	4,223
Warrants	26,298	194
Preferred Stock (as converted to common stock)	—	18,863
Convertible debt (as converted to common stock)	—	924